Investment Strategy	Mar. 12, 2025
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund is newly organized and invests in a diversified portfolio of U.S. dollar-denominated municipal and taxable intermediate duration fixed income securities that in the Sub-Adviser’s (as defined below) view offers relatively attractive after-tax income (i.e., securities that generate a greater amount of after-tax return than the comparable universe of U.S. dollar-denominated, investment-grade fixed income debt instruments over a specified period of time) for Massachusetts residents. The Fund invests, under normal circumstances, at least 50% of its total assets in municipal securities that pay interest that is exempt from U.S. federal and Massachusetts income taxes (i.e., excluded from gross income for U.S. federal and Massachusetts income tax purposes but not necessarily exempt from the U.S. federal alternative minimum tax). Because the Fund may invest a significant portion of its assets in taxable securities, an investor’s U.S. federal income tax and Massachusetts state and local income tax obligations may be greater than if it had invested in a Massachusetts municipal bond fund for Massachusetts investors. These municipal securities are generally issued by the Commonwealth of Massachusetts, a city in Massachusetts, or a political subdivision, agency, authority, or instrumentality of such commonwealth or city, but may be issued by other U.S. states and/or U.S. territories, the interest from which is exempt from Massachusetts and U.S. federal income taxes. The income earned and distributed to shareholders on taxable securities would not be exempt from U.S. federal, state or local income tax. While at least 50% of the Fund’s total assets will be invested in municipal securities that pay interest that is exempt from U.S. federal and Massachusetts income taxes, the Fund will not invest 80% or more of its total assets in municipal securities that pay interest that is exempt from U.S. federal and Massachusetts income taxes, and will not be considered to be a Massachusetts tax-exempt fund.

The Fund invests, under normal circumstances, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) either directly or indirectly (e.g., through derivatives) in a portfolio of U.S. dollar-denominated, investment-grade fixed income debt instruments. The fixed income debt instruments in which the Fund may invest include municipal securities, securities issued or guaranteed by the U.S. government and its agencies, corporate debt securities, agency and non-agency mortgage-backed securities of any kind, including commercial mortgage-backed securities (“CMBS”), asset-backed securities of any kind. and the rated debt tranches of collateralized loan obligations (“CLOs”) (i.e., securities backed by an underlying portfolio of loan obligations, which may include senior unsecured loans and subordinate corporate loans).

“Investment-grade” securities are securities that at the time of purchase are rated above Baa3 by at least one nationally recognized statistical rating organizations (“NRSRO”). In the case of a split rated security (that is, two or more NRSROs give a security different ratings), the highest rating shall apply. The Fund may only invest in fixed income investments that have a minimum of B3 by Moody’s Investors Services, Inc. (“Moody’s”) or B- by S&P Global Ratings (“S&P”), or the equivalent by another NRSRO or that are unrated but considered to be of equivalent quality by the Sub-Adviser. Those bonds rated Baa3/BBB-/BBB-, while considered to be “investment grade,” may have speculative characteristics. Any credit quality requirements as to investments apply only at the time of an investment to which the requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later credit quality downgrade or change in circumstances will not be considered in determining whether any investment complies with the Fund’s credit quality limitation or requirement. Nevertheless, while the percentage of investments in investment grade securities is below 80%, the Fund will only purchase qualifying securities and not purchase additional non-investment grade securities.

The Fund may invest up to 20% of its total assets in other securities, including fixed-income securities rated, at the time of purchase, below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Sub-Adviser, U.S. dollar denominated foreign securities, securities of other registered investment companies, including ETFs, cash, and cash equivalents. However, as noted above, a downgrade or default affecting any of the Fund’s securities could result in the Fund holding more than 20% of its total assets in below investment grade securities.

The Fund expects to invest up to 30% of its total assets in U.S. dollar-denominated, investment-grade fixed income debt instruments issued by non-U.S. domiciled issuers.

Income Research + Management (“IR+M” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser selects securities for the Fund based on a variety of factors, including credit quality, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering top marginal U.S. federal and Massachusetts state tax rates). Consistent with the Fund’s investment objective, the Fund could continue to hold a security even if the interest on that security changes from being tax-exempt to taxable. If the Fund should hold a municipal security that loses its tax-exempt status retroactively, the Sub-

Adviser will evaluate the after-tax yield of the security relative to the broader universe of U.S. dollar-denominated, investment-grade fixed income debt instruments that the Sub-Adviser follows to determine whether to continue to hold or dispose of the security. Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a dollar-weighted average portfolio duration of between 4 and 8 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s dollar weighted average portfolio duration, however, may be longer or shorter at any time or from time to time based on market conditions (including, among other events or factors, lack of liquidity in the bond markets or periods of high volatility and reduced liquidity) in the Sub-Adviser’s discretion. For example, the price of a security with a three-year duration would be expected to drop approximately 3% in response to a 1% increase in interest rates. As part of its tax-aware strategy, the Fund typically sells securities when, in the opinion of the Sub-Adviser, the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

BondBloxx IR+M Tax-Aware ETF for California Residents
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund is newly organized and invests in a diversified portfolio of U.S. dollar-denominated municipal and taxable intermediate duration fixed income securities that in the Sub-Adviser’s (as defined below) view offers relatively attractive after-tax income (i.e., securities that generate a greater amount of after-tax return than the comparable universe of U.S. dollar-denominated, investment-grade fixed income debt instruments over a specified period of time) for California residents. The Fund invests, under normal circumstances, at least 50% of its total assets in municipal securities that pay interest that is exempt from U.S. federal and California income taxes (i.e., excluded from gross income for U.S. federal and California income tax purposes but not necessarily exempt from the U.S. federal alternative minimum tax). Because the Fund may invest a significant portion of its assets in taxable securities, an investor’s U.S. federal income tax and California state and local income tax obligations may be greater than if it had invested in a California municipal bond fund for California investors. These municipal securities are generally issued by the State of California, a city in California, or a political subdivision, agency, authority, or instrumentality of such state or city, but may be issued by other U.S. states and/or U.S. territories, the interest from which is exempt from California and U.S. federal income taxes. The income earned and distributed to shareholders on taxable securities would not be exempt from U.S. federal, state or local income tax. While at least 50% of the Fund’s total assets will be invested in municipal securities that pay interest that is exempt from U.S. federal and California income taxes, the Fund will not invest 80% or more of its total assets in municipal securities that pay interest that is exempt from U.S. federal and California income taxes, and will not be considered to be a California tax-exempt fund.

The Fund invests, under normal circumstances, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) either directly or indirectly (e.g., through derivatives) in a portfolio of U.S. dollar-denominated, investment-grade fixed income debt instruments. The fixed income debt instruments in which the Fund may invest include municipal securities, securities issued or guaranteed by the U.S. government and its agencies, corporate debt securities, agency and non-agency mortgage-backed securities of any kind, including commercial mortgage-backed securities (“CMBS”), asset-backed securities of any kind. and the rated debt tranches of collateralized loan obligations (“CLOs”) (i.e., securities backed by an underlying portfolio of loan obligations, which may include senior unsecured loans and subordinate corporate loans).

“Investment-grade” securities are securities that at the time of purchase are rated above Baa3 by at least one nationally recognized statistical rating organizations (“NRSRO”). In the case of a split rated security (that is, two or more NRSROs give a security different ratings), the highest rating shall apply. The Fund may only invest in fixed income investments that have a minimum of B3 by Moody’s Investors Services, Inc. (“Moody’s”) or B- by S&P Global Ratings (“S&P”), or the equivalent by another NRSRO or that are unrated but considered to be of equivalent quality by the Sub-Adviser. Fixed-income investments with a rating below Baa3 by Moody’s (which includes investments rated B3) or below BBB- by S&P (which includes investments rated B-) are below investment grade securities. Those bonds rated Baa3/BBB-/BBB-, while considered to be “investment grade,” may have speculative characteristics. Any credit quality requirements as to investments apply only at the time of an investment to which the requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later credit quality downgrade or change in circumstances will not be considered in determining whether any investment complies with the Fund’s credit quality limitation or requirement. Nevertheless, while the percentage of investments in investment grade securities is below 80%, the Fund will only purchase qualifying securities and not purchase additional non-investment grade securities.

The Fund may invest up to 20% of its total assets in other securities, including fixed-income securities rated, at the time of purchase, below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Sub-Adviser, U.S. dollar denominated foreign securities, securities of other registered investment companies, including ETFs, cash, and cash equivalents. However, as noted above, a downgrade or default affecting any of the Fund’s securities could result in the Fund holding more than 20% of its total assets in below investment grade securities.

The Fund expects to invest up to 30% of its total assets in U.S. dollar-denominated, investment-grade fixed income debt instruments issued by non-U.S. domiciled issuers.

Income Research + Management (“IR+M” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser selects securities for the Fund based on a variety of factors, including credit quality, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering top marginal U.S. federal and California state tax rates). Consistent with the Fund’s investment objective, the Fund could continue to hold a security even if the interest on that security changes from being tax-exempt to taxable. If the Fund should hold a municipal security that loses its tax-exempt status retroactively, the Sub-Adviser will evaluate the after-tax yield of the security relative to the broader universe of U.S. dollar-denominated, investment-grade fixed income debt instruments that the Sub-Adviser follows to determine whether to continue to hold or dispose of the security. Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a dollar-weighted average portfolio duration of between 4 and 8 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s dollar weighted average portfolio duration, however, may be longer or shorter at any time or from time to time based on market conditions (including, among other events or factors, lack of liquidity in the bond markets or periods of high volatility and reduced liquidity) in the Sub-Adviser’s discretion. For example, the price of a security with a three-year duration would be expected to drop approximately 3% in response to a 1% increase in interest rates. As part of its tax-aware strategy, the Fund typically sells securities when, in the opinion of the Sub-Adviser, the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

BondBloxx IR+M Tax-Aware ETF for New York Residents
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund is newly organized and invests in a diversified portfolio of U.S. dollar-denominated municipal and taxable intermediate duration fixed income securities that in the Sub-Adviser’s (as defined below) view offers relatively attractive after-tax income (i.e., securities that generate a greater amount of after-tax return than the comparable universe of U.S. dollar-denominated, investment-grade fixed income debt instruments over a specified period of time) for New York residents. The Fund invests, under normal circumstances, at least 50% of its total assets in municipal securities that pay interest that is exempt from U.S. federal and New York and, where relevant, New York City income taxes (i.e., excluded from gross income for U.S. federal and New York income tax purposes but not necessarily exempt from the U.S. federal alternative minimum tax). Because the Fund may invest a significant portion of its assets in taxable securities, an investor’s U.S. federal income tax and New York state and local income tax obligations may be greater than if it had invested in a New York municipal bond fund for New York investors. These municipal securities are generally issued by the State of New York, the City of New York, another city in New York, or a political subdivision, agency, authority, or instrumentality of such state or city, but may be issued by other U.S. states and/or U.S. territories, the interest from which is exempt from New York and U.S. federal income taxes. The income earned and distributed to shareholders on taxable securities would not be exempt from U.S. federal, state or local income tax. While at least 50% of the Fund’s total assets will be invested in municipal securities that pay interest that is exempt from U.S. federal and New York state income taxes, the Fund will not invest 80% or more of its total assets in municipal securities that pay interest that is exempt from U.S. federal and New York state income taxes, and will not be considered to be a New York state tax-exempt fund.

The Fund invests, under normal circumstances, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) either directly or indirectly (e.g., through derivatives) in a portfolio of U.S. dollar-denominated, investment-grade fixed income debt instruments. The fixed income debt instruments in which the Fund may invest include municipal securities, securities issued or guaranteed by the U.S. government and its agencies, corporate debt securities, agency and non-agency mortgage-backed securities of any kind, including commercial mortgage-backed securities (“CMBS”), asset-backed securities of any kind. and the rated debt tranches of collateralized loan obligations (“CLOs”) (i.e., securities backed by an underlying portfolio of loan obligations, which may include senior unsecured loans and subordinate corporate loans).

“Investment-grade” securities are securities that at the time of purchase are rated above Baa3 by at least one nationally recognized statistical rating organizations (“NRSRO”). In the case of a split rated security (that is, two or more NRSROs give a security different ratings), the highest rating shall apply. The Fund may only invest in fixed income investments that have a minimum of B3 by Moody’s Investors Services, Inc. (“Moody’s”) or B- by S&P Global Ratings (“S&P”), or the equivalent by another NRSRO or that are unrated but considered to be of equivalent quality by the Sub-Adviser. Those bonds rated Baa3/BBB-/BBB-, while considered to be “investment grade,” may have speculative characteristics. Any credit quality requirements as to investments apply only at the time of an investment to which the requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later credit quality downgrade or change in circumstances will not be considered in determining whether any investment complies with the Fund’s credit quality limitation or requirement. Nevertheless, while the percentage of investments in investment grade securities is below 80%, the Fund will only purchase qualifying securities and not purchase additional non-investment grade securities.

The Fund may invest up to 20% of its total assets in other securities, including fixed-income securities rated, at the time of purchase, below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Sub-Adviser, U.S. dollar denominated foreign securities, securities of other registered investment companies, including ETFs, cash, and cash equivalents. However, as noted above, a downgrade or default affecting any of the Fund’s securities could result in the Fund holding more than 20% of its total assets in below investment grade securities.

The Fund expects to invest up to 30% of its total assets in U.S. dollar-denominated, investment-grade fixed income debt instruments issued by non-U.S. domiciled issuers.

Income Research + Management (“IR+M” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser selects securities for the Fund based on a variety of factors, including credit quality, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering top marginal U.S. federal and New York state tax rates). Consistent with the Fund’s investment objective, the Fund could continue to hold a security even if the interest on that security changes from being tax-exempt to taxable. If the Fund should hold a municipal security that loses its tax-exempt status retroactively, the Sub-Adviser will evaluate the after-tax yield of the security relative to the broader universe of U.S. dollar-denominated, investment-grade fixed income debt instruments that the Sub-Adviser follows to determine whether to continue to hold or dispose of the security. Although the Fund may invest in instruments of any duration or maturity, the Fund normally will seek to maintain a dollar-weighted average portfolio duration of between 4 and 8 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s dollar weighted average portfolio duration, however, may be longer or shorter at any time or from time to time based on market conditions (including, among other events or factors, lack of liquidity in the bond markets or periods of high volatility and reduced liquidity) in the Sub-Adviser’s discretion. For example, the price of a security with a three-year duration would be expected to drop approximately 3% in response to a 1% increase in interest rates. As part of its tax-aware strategy, the Fund typically sells securities when, in the opinion of the Sub-Adviser, the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.